Property, Plant and Equipment	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Property, Plant and Equipment

Note 10. Property, Plant and Equipment

	Consolidated
	30 June 2025	30 June 2024
	A$	A$
Non-Current Assets
Plant and equipment - at cost	4,539,525	4,385,521
Less: Accumulated depreciation	(2,294,825)	(1,769,441)

Total	2,244,700	2,616,080

	Consolidated
	30 June 2025	30 June 2024
	A$	A$

Opening balance	2,616,080	3,025,170
Additions	111,563	176,113
Foreign exchange movement	36,688	7,182
Depreciation expense	(519,631)	(592,385)

Carrying amount at end of period	2,244,700	2,616,080

All property plant and equipment stated under the historical cost convention